UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

603 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

[Insert semi-annual report.]

Rogé Partners Fund

Semi-Annual Report | December 31, 2013

Investment Advisor

R.W. Rogé & Company, Inc.

630 Johnson Avenue, Suite 103

Bohemia, NY 11716

1-888-800-ROGÉ

Rogé Partners Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the period ending December 31, 2013, compared to its benchmarks:

					Inception** -
	Six	One	Five	Inception** -	December 31, 2013
	Months	Year	Year	December 31, 2013	(Cumulative Return)
The Rogé Partners Fund	13.23%	21.96%	12.11%	5.03%	57.49%
S&P 500 Index (a)	16.31%	32.39%	17.94%	7.68%	98.24%
MSCI World Index (b)	16.83%	26.68%	15.02%	7.11%	88.84%
Dow Jones US Moderately Aggressive Portfolio Index (c)	14.26%	26.79%	17.52%	8.41%	111.01%
Dow Jones Moderately Aggressive Portfolio Index (d)	13.02%	20.72%	15.46%	8.14%	106.24%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until June 30, 2014, to ensure that the net annual fund operating expenses will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.17%. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGÉ.

(a)	The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(b)	The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

(c)	The “Dow Jones US Moderately Aggressive Portfolio Index” is based on the Dow Jones Relative Risk Index and consists of 80% US equities and 20% US fixed income.

(d)	The “Dow Jones Moderately Aggressive Portfolio Index” is based on the Dow Jones Relative Risk Index and consists of 80% global equities and 20% global fixed income.

**	Inception date is October 1, 2004.

The Fund’s Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Oil & Gas	6.29%
Pharmaceuticals	5.84%
Software	5.51%
Insurance	5.31%
Miscellaneous Manufacturing	5.31%
Fixed Income Mutual Funds	5.25%
Retail	4.16%
Real Estate	3.74%
Chemicals	3.44%
Commercial Services	3.26%
Other/Cash & Equivalents	51.89%
100.00%

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Shares	Security	Value

	MUTUAL FUNDS (RIC’s) - 7.17%
	Fixed Income - 5.25%
29,591	Angel Oak Multi-Strategy Income Fund	$355,391
4,200	Blackstone / GSO Strategic Credit Fund	74,760
4,375	First Trust High Income Long/Short Fund	75,338
35,895	PIMCO Income Fund	440,069
9,535	PIMCO Mortgage Opportunities Fund	104,318
3,067	RiverPark Short Term High Yield Fund	30,672
		1,080,548
	Income - 1.23%
3,700	DoubleLine Income Solutions Fund	78,033
6,000	PIMCO Dynamic Income Fund	174,780
		252,813
	International - 0.69%
10,570	Templeton Global Total Return Fund	142,596

	TOTAL MUTUAL FUNDS
	(Cost $1,499,271)	1,475,957

	COMMON STOCKS - 81.89%
	Aerospace/Defense-1.77%
31,000	BBA Aviation PLC	164,553
2,300	MA-COM Technology Solutions +	39,077
2,100	Triumph Group, Inc.	159,747
		363,377
	Agriculture - 1.23%
2,900	Philip Morris International, Inc.	252,677

	Airlines - 0.78%
1,000	Copa Holdings SA	160,110

	Auto Parts & Equipment - 2.42%
7,400	Stanley Electric Co., Ltd.	169,561
2,100	TRW Automotive Holdings Corp. +	156,219
2,100	Visteon Corp. +	171,969
		497,749
	Banks - 2.36%
900	Bank of the Ozarks, Inc.	50,931
600	First Financial Bankshares, Inc.	39,792
2,500	First Internet Bancorp.	56,250
5,800	JPMorgan Chase & Co.	339,184
		486,157

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares	Security	Value

	Beverages - 1.71%
2,650	Diageo PLC	$350,913

	Biotechnology - 1.01%
9,200	Exelixis, Inc. +	56,396
3,800	Seattle Genetics, Inc. +	151,582
		207,978
	Building Materials - 0.23%
6,500	Builders FirstSource +	46,410

	Chemicals - 3.44%
800	Minerals Technology, Inc.	48,056
2,900	Monsanto Co.	337,995
800	NewMarket Corp.	267,320
1,900	Olin Corp.	54,815
		708,186
	Commercial Services - 3.26%
4,070	Automatic Data Processing, Inc.	328,897
410	MasterCard, Inc.	342,539
		671,436
	Computers - 1.62%
3,000	Agilysys, Inc. +	41,760
4,200	Lexmark International (New)	149,184
3,500	Synopsys, Inc. +	141,995
		332,939
	Diversified Financial Companies - 3.13%
800	Affiliated Managers Group, Inc. +	173,504
1,700	Artisan Partners Asset Management, Inc. +	110,823
4,300	T Rowe Price Group, Inc.	360,211
		644,538
	Electric - 2.64%
6,000	Calpine Corp. +	117,060
4,800	Dominion Resources, Inc. (New)	310,512
3,800	MDU Resources Group	116,090
		543,662
	Electrical Components & Equipment - 0.74%
1,400	Hubbell, Inc.	152,460

	Electronics - 1.88%
7,000	TE Connectivity, Ltd.	385,770

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares	Security	Value

	Food - 4.51%
4,700	Nestle SA	$345,873
85	Seaboard Corp. +	237,572
21,300	Compass Group PLC	343,548
		926,993
	Healthcare-Products-2.29%
5,600	Medtronic, Inc.	321,384
1,600	Teleflex, Inc.	150,176
		471,560
	Healthcare-Services-0.48%
800	Magellan Health Services, Inc. +	47,928
7,000	NMC Health PLC	50,775
		98,703
	Home Builders - 0.28%
2,300	M/I Homes, Inc.	58,535

	Home Furnishings - 0.84%
2,100	Harman International Industries, Inc.	171,885

	Insurance - 4.73%
6,700	American International Group, Inc.	342,035
2,400	Assurant, Inc.	159,288
2,600	Berkshire Hathaway, Inc., Class B +	308,256
2,100	Torchmark Corp.	164,115
		973,694
	Internet - 1.91%
900	Amazon.com, Inc. +	358,911
9,083	Support.com, Inc. +	34,425
		393,336
	Machinery-Diversified-1.33%
2,000	AG Growth International, Inc.	84,100
1,300	Albany International Corp	46,709
2,400	Global Power Equipment Group	46,968
700	Pfeiffer Vacuum Technology	95,414
		273,191
	Media - 2.48%
2,000	Scripps Networks Interactive, Inc.	172,820
9,600	Twenty-First Century Fox, Inc.	337,728
		510,548

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares	Security	Value

	Metal Fabricate/Hardware - 0.22%
1,100	Worthington Industries, Inc.	$46,288

	Mining - 0.62%
1,100	Franco-Nevada Corp.	44,814
19,500	Sandstorm Gold, Ltd.	83,265
		128,079
	Miscellaneous Manufacturing - 5.31%
2,500	3M Co.	350,625
1,700	Hillenbrand, Inc.	50,014
2,700	Parker Hannifin Corp.	347,328
3,300	Trinity Industries, Inc.	179,916
19,500	Vesuvius PLC	164,659
		1,092,542
	Oil & Gas - 6.29%
2,900	Exxon Mobil Corp.	293,480
3,600	Occidental Petroleum Corp.	342,360
7,700	Imperial Oil, Ltd.	340,571
7,000	WPX Energy, Inc. +	142,660
8,100	Ultra Petroleum Corp.	175,365
		1,294,436
	Oil & Gas Services - 0.59%
6,000	Enerflex, Ltd.	84,722
400	SEACOR Holdings, Inc. +	36,480
		121,202
	Packaging & Containers - 0.23%
1,887	UFP Technologies, Inc. +	47,590

	Pharmaceuticals - 5.84%
3,300	Johnson & Johnson	302,247
2,200	Actelion, Ltd.	186,426
3,700	Nektar Therapeutics +	41,995
4,100	Novartis AG	329,558
2,900	Valeant Pharmaceuticals International, Inc. +	340,460
		1,200,686
	Pipelines - 0.23%
3,200	Niska Gas Storage Partners, LLC	47,232

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares	Security	Value

	Real Estate - 3.74%
6,900	Brookfield Asset Management, Inc.	$267,927
5,800	CBRE Group, Inc. +	152,540
2,500	Forestar Group, Inc. +	53,175
1,300	Jones Lang LaSalle, Inc.	133,107
2,100	Kennedy-Wilson Holdings, Inc.	46,725
1,900	WP Carey & Co., LLC	116,565
		770,039
	Retail - 2.02%
1,200	Big Lots, Inc.+	38,748
8,000	Carpetright PLC +	66,625
3,200	McDonald’s Corp.	310,496
		415,869
	Savings & Loans - 0.27%
700	Bofl Holding, Inc. +	54,901

	Semiconductors - 1.73%
4,800	Qualcomm, Inc.	356,400

	Software - 5.42%
4,900	Accelrys, Inc. +	46,746
4,200	Aspen Technology, Inc. +	175,560
3,300	Callidus Software, Inc. +	45,309
4,200	Guidance Software, Inc. +	42,420
9,200	Microsoft Corp.	344,355
9,700	Oracle Corp.	371,122
9,000	RIB Software AG	89,282
		1,114,794
	Telecommunications - 1.41%
7,400	Vodafone Group PLC	290,894

	Textiles - 0.90%
1,250	Mohawk Industries, Inc. +	186,125

	TOTAL COMMON STOCKS
	(Cost $14,436,783)	16,849,884

	REITS - 0.21%
3,200	Sunstone Hotel Investors, Inc. (Cost $41,186)	42,880

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares	Security	Value

	PREFERRED STOCK- 0.24%
	Diversified Financial Services - 0.24%
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual
	(Cost $49,933)	$50,320

	CORPORATE BONDS - 7.73%
Principal	Aerospace/Defense - 0.26%
$50,000	Triumph Group, Inc., 8.625%, 7/15/2018	54,250

	Banks - 0.08%
15,000	Goldman Sachs Group, Inc., 5.375%, 3/15/2020	16,704

	Building Materials - 0.52%
100,000	USG Corp., 6.30%, 11/15/2016	107,750

	Diversified Financial Services - 1.03%
58,000	E-Trade Financial Corp., 6.75%, 6/1/2016	63,220
75,000	Jefferies Group, Inc., 5.50%, 3/15/2016	81,375
67,000	Nuveen Investments, 5.50%, 9/15/2015	67,670
		212,265
	Electric - 0.35%
75,000	PPL Energy Supply LLC, 4.60%, 12/15/2021	72,189

	Diversified Holding Company - 0.11%
20,000	Leucadia National Corp., 8.125%, 9/15/2015	22,250

	Home Builders - 0.91%
50,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	53,750
75,000	K Hovnanian Enterprises, Inc., 11.875%, 10/15/2015	86,813
40,000	KB Home, 9.10%, 9/15/2017	47,100
		187,663
	Household Products/Wares - 0.24%
50,000	Central Garden and Pet Co., 8.25%, 3/1/2018	48,875

	Insurance - 0.58%
45,000	MBIA, Inc., 7.00%, 12/15/2025	43,537
75,000	Proassurance Corp., 5.30%, 11/15/2023	76,552
		120,089
	Iron/Steel - 0.26%
50,000	United States Steel Corp., 6.05%, 6/1/2017	54,250

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Principal	Security	Value

	Media - 0.15%
$35,000	Clear Channel Communications, Inc., 6.875%, 6/15/2018	$29,925

	Mining - 0.37%
75,000	Kinross Gold Corp., 3.625%, 9/1/2016	75,901

	Pipelines - 0.13%
25,000	Niska Gas Storage LLC, 8.875%, 3/15/2018	26,125

	Retail - 2.14%
30,000	Gap, Inc., 5.95%, 4/12/2021	33,199
140,000	J Crew Group, Inc., 8.125%, 3/1/2019	147,700
65,000	Macy’s Retail Holdings, Inc., 7.875%, 8/15/2036	72,773
100,000	Sears Holdings Corp., 6.625%, 10/15/2018	91,000
50,000	Toys R Us Property Co, LLC., 8.50%, 12/1/2017	51,750
50,000	Toys R Us, Inc., 10.375%, 8/15/2017	43,125
		439,547
	Semiconductors - 0.25%
50,000	Advanced Micro Devices, Inc., 8.125%, 12/15/2017	52,437

	Software - 0.09%
18,000	First Data Corp., 11.25%, 3/31/2016	18,090

	Telecommunications - 0.26%
50,000	Cincinnati Bell, Inc., 8.75%, 3/15/2018	52,750

	TOTAL CORPORATE BONDS
	(Cost $1,581,184)	1,591,060

	U.S. GOVERNMENT & AGENCIES - 0.19%
	U.S. Government & Agencies - 0.19%
25,000	Fannie Mae CMO 2002-33 Class MM, 6.25%, 6/25/2032	27,281
12,615	Fannie Mae CMO 2005-44 Class PE, 5.00%, 7/25/2033	12,770
	TOTAL U.S. GOVERNMENT & AGENCIES
	(Cost $40,518)	40,051

	MUNICIPAL BONDS - NON-TAXABLE- 2.06%
	Florida - 0.24%
45,000	State Department of Environmental Protection,
	5.456%, 7/1/2019	50,102

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Principal	Security	Value

	Michigan - 0.63%
$50,000	City of Detroit Sewage Disposal System Revenue,
	5.25%, 7/1/2023	$48,124
50,000	City of Detroit Water Supply System Revenue,
35,000	5.00%, 7/1/2025	47,892
	5.00%, 7/1/2022	34,196
		130,212
	Puerto Rico - 1.11%
	Commonwealth of Puerto Rico,
100,000	6.50%, 7/1/2014	100,403
35,000	5.25%, 7/1/2016	31,843
25,000	5.00%, 7/1/2019	20,371
	Puerto Rico Highways & Transportation Authority,
20,000	5.00%, 7/1/2018	16,511
35,000	4.00%, 7/1/2016	30,901
	Puerto Rico Electric Power Authority,
35,000	5.00%, 7/1/2019	28,320
		228,349
	Virginia - 0.08%
25,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/2047	15,620

	TOTAL MUNICIPAL BONDS - NON-TAXABLE
	(Cost $430,293)	424,283

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares	Security		Value

	SHORT-TERM INVESTMENT - 0.21%
43,701	First National Bank of Omaha, 0.02%
	(Cost $43,701)		$43,701

	TOTAL INVESTMENTS (Cost $18,122,869)(a)	99.70%	$20,518,136
	Other assets in excess of liabilities	0.30%	55,824

	TOTAL NET ASSETS	100.00%	$20,573,961

RIC	- Regulated Investment Company

+	Non-income producing securities.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,891,443 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,739,335
Unrealized depreciation:	(112,641)
Net unrealized appreciation:	$2,626,694

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2013

Assets:
Investments in securities, at value (Cost $18,122,869)	$20,518,136
Receivable for securities sold	7,758
Dividends and interest receivable	69,244
Prepaid expenses and other assets	13,945
Total Assets	20,609,083

Liabilities:
Investment advisory fees payable	19,658
Fees payable to other affiliates	2,554
Accrued expenses	12,910
Total Liabilities	35,122

Net Assets	$20,573,961

Net Assets Consist Of:
Paid in capital	$17,675,895
Accumulated net investment loss	(70,876)
Accumulated net realized gain from security transactions and foreign currency transactions	573,630
Net unrealized appreciation of investments and foreign currency translations	2,395,312

Net Assets	$20,573,961

Shares outstanding (unlimited number of shares authorized without par value)	1,518,308

Net asset value (net assets ÷ shares outstanding), offering price	$13.55

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2013

Investment Income:
Dividends	$174,976
Interest	40,883
Less: Foreign tax withheld	(2,008)
Total investment income	213,851

Expenses:
Advisory fees	94,503
Administration fees	19,479
Fund accounting fees	15,316
Transfer agent fees	11,601
Registration fees	9,075
Audit fees	9,236
Insurance expense	7,563
Legal fees	9,410
Non 12b-1 shareholder servicing fees	2,217
Printing expense	4,322
Custody fees	4,971
Trustees’ fees	504
Miscellaneous expenses	1,212
Total expenses	189,409

Less:
Advisory fees waived	(1,104)
Net expenses	188,305

Net Investment Income	25,546

Net Realized and Unrealized Gain from Investments:
Net realized gain from security transactions and foreign currency transactions	1,429,310
Net change in unrealized appreciation on investments and foreign currency translations	844,298

Net Realized and Unrealized Gain from Investments	2,273,608

Net Increase in Net Assets Resulting from Operations	$2,299,154

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
From Operations:
Net investment income	$25,546	$109,840
Net realized gain from security transactions and foreign currency transactions	1,429,310	1,492,381
Distributions received from underlying investment companies	—	17,682
Net change in unrealized appreciation on investments and foreign currency translations	844,298	393,233
Net increase in net assets resulting from operations	2,299,154	2,013,136

Distributions:
From net investment income	(13,164)	(91,096)
From net realized gains	(750,331)	—
Net decrease in net assets from distributions	(763,495)	(91,096)

From Capital Share Transactions:
Subscriptions of fund shares	2,740,220	2,027,178
Reinvestment of dividends	763,495	91,096
Redemptions of fund shares	(1,124,506)	(1,843,658)
Net increase in net assets from capital shares transactions	2,379,209	274,616

Net Increase in Net Assets	3,914,868	2,196,656

Net Assets:
Beginning of Period	16,659,093	14,462,437
End of Period*	$20,573,961	$16,659,093
* Includes accumulated net investment loss of:	$(70,876)	$(83,258)

Capital Share Transactions:
Shares sold	206,137	170,158
Shares reinvested	56,597	7,921
Shares redeemed	(82,976)	(151,070)
	179,758	27,009

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2013 (Unaudited)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.45		$11.03	$11.48	$9.31	$8.00	$12.16
Income From Investment Operations:
Net investment income (loss) (1)	0.02		0.08	0.01	(0.09)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	1.60		1.41	(0.46)	2.26	1.41	(4.09)
Total from investment operations	1.62		1.49	(0.45)	2.17	1.33	(4.15)

Less Distributions:
From net investment income	(0.01)		(0.07)	—	—	—	—
In excess of net investment income	—		—	—	—	(0.02)	(0.00)
In excess of net realized gains	(0.51)		—	—	—	—	(0.01)
Total distributions	(0.52)		(0.07)	—	—	(0.02)	(0.01)

Net Asset Value, End of Period	$13.55		$12.45	$11.03	$11.48	$9.31	$8.00

Total Return (2)	13.23%		13.34%	(3.92)%	23.31%	16.63%	(34.11)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,574		$16,659	$14,462	$13,789	$10,992	$9,719
Ratio of expenses to average net assets, before waiver/reimbursement (3)	2.00	% (5)	2.05%	2.31%	2.20%	2.46%	2.67%
Ratio of expenses to average net assets, after waiver/reimbursement (3)	1.99	% (5)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets, after waiver/reimbursement (4)	0.27%		0.69%	0.08%	(0.84)%	(0.81)%	(0.65)%
Portfolio Turnover Rate	65%		118%	237%	46%	43%	149%

(1)	Per share amounts calculated using the average shares method.

(2)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

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Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2013

Note 1.	Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”). The Fund commenced operations on October 1, 2004. The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”). The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America. Management has evaluated subsequent events through the date the financial statements were issued.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used. Shares of underlying mutual funds are valued at their respective Net Asset Values (“NAVs”). Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value). The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests. When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board.

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board. Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security. As of December 31, 2013, the Fund did not hold any securities for which market quotations were not readily available.

Rogé Partners Fund

15

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2013

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds (RIC’s)	$1,475,957	$—	$—	$1,475,957
Common Stocks(a)	16,849,884	—	—	16,849,884
REITS	42,880	—	—	42,880
Preferred Stock	50,320	—	—	50,320
Corporate Bonds	—	1,591,060	—	1,591,060
U.S. Government & Agencies	—	40,051	—	40,051
Municipal Bonds - Non-Taxable	—	424,283	—	424,283
Short-Term Investment	43,701	—	—	43,701
Total	$18,462,742	$2,055,394	$—	$20,518,136

(a)	Please refer to the Schedule of Investments for a breakout of common stock by industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Rogé Partners Fund

16

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2013

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Security are (1) review of current assets held by the investment (2) review of the investment’s monthly statements to verify that they continue to be valued accurately (3) Advisor’s receipt of the investment’s audited financial statements on an annual basis. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets and net asset value per share. For the year ended June 30, 2013, the Fund reclassified the components of net assets due to realized foreign currency losses and

Rogé Partners Fund

17

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

adjustments for real estate investment trusts, partnerships, passive foreign investment companies and grantor trusts as follows:

Paid in capital	$—
Accumulated net investment loss	3,748
Accumulated net realized loss from security transactions and foreign currency transactions	(3,748)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Note 3.	Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Funds’ investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until June 30, 2014, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase performance. For the six months ended December 31, 2013, the Advisor waived fees amounting to $1,104. The Fund’s total expenses subject to recoupment are $81,206. As of June 30, 2013, the Advisor can recoup waived and reimbursed expenses of $27,468 until June 30, 2014, $44,306 until June 30, 2015 and $9,432 until June 30, 2016.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Northern Lights Distributors, LLC (“NLD”), an affiliate of GFS, is the Distributor of the Trust.

Note 4.	Investment Transactions

During the six months ended December 31, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $13,907,157 and $12,063,115, respectively.

Note 5.	Distributions to Shareholders and Tax Components of Capital

The tax character of Fund distributions for the following periods was as follows:

Rogé Partners Fund

18

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2013

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2013	June 30, 2012
Ordinary Income	$91,096	$—
Long-Term Capital Gain	—	—
	$91,096	$—

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$12,093	$30,726	$—	$—	$1,319,588	$1,362,407

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and book/tax differences due to partnerships. The difference between book basis and tax basis accumulated net investment income (loss) is primarily attributable to tax adjustments for partnership and real estate investment trusts.

Permanent book and tax differences primarily attributable to the tax treatment of realized foreign currency losses and tax adjustments for partnerships, grantor trusts, real estate investment trusts and passive foreign investment companies, resulted in reclassification for the year ended June 30, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$3,748	$(3,748)	$—

Note 6.	Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Note 8.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Rogé Partners Fund

19

Rogé Partners Fund

SUPPLEMENTAL INFORMATION

December 31, 2013 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2013 through December 31, 2013.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Rogé Partners Fund	Beginning Account Value (7/1/13)	Ending Account Value (12/31/13)	Expenses Paid During Period** (7/1/13-12/31/13)
Actual	$1,000.00	$1,132.30	$10.70
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11

**	Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in the reporting period).

Rogé Partners Fund

20

Rogé Partners Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2013 (Unaudited)

RE APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 30, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of the Rogé Partners Funds (the “Trust”) approved the continuation of the Investment Advisory Agreement (the “Agreement”) for the Rogé Partners Fund (the “Fund”). At the Meeting, Trust counsel (which is also independent counsel) reviewed and summarized the Board’s responsibilities under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to approving the continuance of the Agreement, the material factors that must be considered by the Board to reach a final conclusion, and the requirements for disclosure of contract renewal deliberations in shareholder reports and the Statement of Additional Information. Counsel referred to the materials provided prior to the Meeting for the Independent Trustees consideration and discussed the same, including a questionnaire completed by the Adviser that provided important information about the Adviser.

In determining whether to continue the Fund’s Agreement, Trust counsel advised the Independent Trustees to consider:  1) the investment performance of the Fund; 2) the nature, extent and quality of services provided by the Adviser;  3) the costs of the services to be provided and the profits to be realized by the Adviser and any affiliates, from the relationship with the Fund; 4) the extent to which economies of scale will be realized as the Fund grows; and 5) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Independent Trustees reviewed the Fund’s quarterly compliance checklists and certifications with respect to compliance with the 1940 Act, the Sarbanes-Oxley Act of 2002 and the Fund’s Code of Ethics. Next, the Independent Trustees reviewed the Adviser’s financial statements, Form ADV and the completed 15(c) annual questionnaire provided by the Adviser.  The Independent Trustees noted the strong business experience and quality of personnel associated with the Adviser.

The Independent Trustees then reviewed the performance of the Fund as compared to several benchmark indices and as compared to other mutual funds for various periods ended March 31, 2013.  The Independent Trustees then discussed the Fund’s overall performance record.

The Independent Trustees then referred to the reports comparing the Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios of a peer group of funds. It was noted that the Adviser continues to waive advisory fees to maintain the Fund’s operating expenses at 1.99%.  Further discussion ensued and the Independent Trustees concluded that the advisory fees were competitive and reasonable for the services provided.  The Independent Trustees then discussed the fact that the Fund’s expense ratio was above the median for the peer group, but noted that several of the funds in the peer group benefit from economies of scale available to large fund groups.

The Independent Trustees then noted that the Adviser has no affiliated entities that might benefit from the Adviser’s relationship with the Trust.

The Independent Trustees met with Trust counsel in executive session to discuss their findings with respect to continuing the Agreement. The Independent Trustees discussed the nature and quality of the services provided to the Fund by the Adviser.  The Trustees commented that they generally were very pleased with the quality of service provided by the Adviser. The Independent Trustees further noted the Adviser’s clear commitment to compliance. With respect to the Fund’s expenses being relatively high, the Independent Trustees concluded that they are not unreasonable considering the current asset size of the Fund and the Fund’s performance.  The Independent Trustees also noted the Adviser’s past contributions to the Fund to reduce expenses and the Adviser’s ongoing commitment to the Fund’s asset growth. Finally, the Independent Trustees discussed how economies of scale would become more relevant when assets grow and the Adviser keeps its full fee.

Rogé Partners Fund

21

Rogé Partners Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2013 (Unaudited)

Following the conclusion of the executive session, based upon the information provided, it was the Board’s, including all of the Independent Trustees’ consensus that the fees to be paid to the Adviser were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and the renewal of the Agreement was in the best interest of the Fund’s shareholders.  The Board noted that it did not rely on any single factor to arrive at its decision but considered all of the information available.

Rogé Partners Fund

22

PRIVACY NOTICE

Rev. 08/2011

FACTS	WHAT DOES RogÉ PARTNERS FUNDS AND ITS INVESTMENT ADVISOR R.W. Rogé & COMPANY, INC. (“Rogé”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number

●         account balances

●         account transactions

●         transaction history

●         wire transfer instructions

●         checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Rogé chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Rogé share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-800-ROGE or go to www.rogepartnersfunds.com

Rogé Partners Fund

23

What we do
Who is providing this notice?	Rogé Partners Funds and its advisor R.W. Rogé & Company, Inc. A complete list is included below.
How does Rogé protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Rogé collect my personal information?

We collect your personal information, for example, when you

●     open an account

●     provide account information

●     give us your contact information

●     make a wire transfer

●     tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include: R.W. Rogé & company, Inc.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Rogé doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Rogé doesn’t jointly market.
List of entities providing this notice
Rogé Partners Funds R.W. Rogé & Company, Inc. Rogé Partners Fund

Rogé Partners Fund

24

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2013 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Rogé Partners Fund

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Rogé Partners Funds

By (Signature and Title)

*

 Steven M. Rogé

/s/ Steven M. Rogé, President

Date

3/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Steven M. Rogé

/s/ Steven M. Rogé, President

Date

3/6/14

By (Signature and Title)

*

Susan J. Rogé

/s/ Susan J. Rogé, Treasurer

Date

3/6/14

* Print the name and title of each signing officer under his or her signature.